Changes in Liabilities Arising from Financing Activities	12 Months Ended
Jun. 30, 2024
Changes in Liabilities Arising from Financing Activities [Abstract]
Changes in liabilities arising from financing activities

Note 38. Changes in liabilities arising from financing activities

Consolidated	Interest bearing loans and borrowings	Lease Liability	Total
	$	$	$
Balance at 1 July 2022	1,465,626	46,601	1,512,227
Net cash from financing activities	755,935	(34,706)	721,229 *
Gain on loan modification	(222,681)	—	(222,681)
Other changes – accrued interest and convertible notes (note 23)	477,825	—	477,825
Balance at 30 June 2023	2,476,705	11,895	2,488,600
Balance at 1 July 2023	2,476,705	11,895	2,488,600
Net cash from/(used in) financing activities	855,834	(11,895)	843,939
Accrued interest	585,013	—	585,013
Other changes	(73,954)	—	(73,954)
Balance at 30 June 2024	3,843,599	—	3,843,599

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*        The remaining cash received from financing activities of $1,309,318 was from capital financing activities and was not a liability (refer to note 26).